Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2012
Basis of Presentation and General Information (Abstract)
List of Subsidiaries
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—

	Vessels in operation at June 30, 2012

Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
Star Big LLC	Star Big	168,404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
Star Mega LLC	Star Mega	170,631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179,546	November 14, 2011	2011
Lamda LLC	Star Sigma	184,403	April 15, 2008	1991
Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52,434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52,402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53,098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52,055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52,425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52,994	January 2, 2008	2003

	Vessels disposed*
StarAlpha LLC	Star Alpha (ex A Duckling)	175,075	January 9, 2008	1992
StarBeta LLC	Star Beta (ex B Duckling)	174,691	December 28, 2007	1993
StarYpsilon LLC	Star Ypsilon*	150,940	September 18, 2008	1991